Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalent
Cash and cash equivalents

Note 4.A – Cash and cash equivalents

	December 31,
	2023	2024
Denominated in NIS	24,537	13,035
Denominated in USD	278,993	297,577
Denominated in GBP	663	559
Denominated in EURO	3,913	2,259
Denominated in CHF	1,437	3,669
Other	28	70
	309,571	317,169

Note 4.B – Restricted deposits

The Group has restricted bank deposits of $1,305 (2023: $941). Restricted deposits of $757 for the lease of its offices and labs, $488 advance payment guarantee issued for customers and $60 for credit cards. The restricted deposits are not linked and bear an annual interest rate of 0.01%-4.56%. The Group expects to lease its offices and labs for a period of more than a year, thus the restricted deposits were classified as a non-current assets. The restricted deposit for the credit cards was classified as a current asset. $477 of the restricted deposits for the advance payment guarantees were classified as current assets and $11 were classified as a non-current assets.

Note 4.C – Bank deposits

The Group has unrestricted bank deposits of $440,790 (2023: $541,967), which are presented under current assets. The deposits bear an annual and fixed interest rate of between 4.5%-6.25%. The deposits period is between three months to one year.